UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Government Money Market Fund

The fund's portfolio
9/30/17 (Unaudited)

REPURCHASE AGREEMENTS (84.6%)(a)
			Principal amount	Value

Interest in $163,500,000 joint tri-party term repurchase agreement dated 9/28/17 with Citigroup Global Markets, Inc. due 10/5/17 - maturity value of $2,550,511 for an effective yield of 1.030% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.375% to 1.875% and due dates ranging from 9/30/17 to 7/15/27, valued at $166,770,060)			$2,550,000	$2,550,000

Interest in $241,000,000 joint tri-party repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc. due 10/2/17 - maturity value of $28,002,520 for an effective yield of 1.080% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.250% to 1.625% and due dates ranging from 1/15/18 to 7/15/20, valued at $245,820,052)			28,000,000	28,000,000

Interest in $28,000,000 tri-party repurchase agreement dated 9/29/17 with Goldman, Sachs & Co. due 10/2/17 - maturity value of $28,002,380 for an effective yield of 1.020% (collateralized by various mortgage backed securities with coupon rates ranging from 2.298% to 6.000% and due dates ranging from 6/1/23 to 1/1/47, valued at $28,560,000)			28,000,000	28,000,000

Interest in $356,509,000 joint tri-party repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 10/2/17 - maturity value of $28,323,525 for an effective yield of 1.070% (collateralized by various mortgage backed securities with a coupon rate of 3.500% and due dates ranging from 4/20/46 to 8/20/47, valued at $363,639,180)			28,321,000	28,321,000

Total repurchase agreements (cost $86,871,000)				$86,871,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Banks Funding Corporation discount notes	0.828	11/3/17	$900,000	$899,321

Federal Farm Credit Banks Funding Corporation discount notes	0.806	10/17/17	695,000	694,753

Federal Farm Credit Banks Funding Corporation unsec. FRB Ser. 1	1.246	10/13/17	1,000,000	1,000,016

Federal Home Loan Banks	1.209	4/27/18	200,000	198,613

Federal Home Loan Banks	1.167	3/23/18	350,000	348,049

Federal Home Loan Banks unsec. discount notes	1.146	2/2/18	1,000,000	996,073

Federal Home Loan Banks unsec. FRB	1.307	11/2/17	1,250,000	1,250,106

Federal Home Loan Banks unsec. FRB	1.302	12/5/17	1,400,000	1,399,952

Federal Home Loan Mortgage Corporation unsec. discount notes	0.754	11/1/17	1,000,000	999,354

Federal National Mortgage Association unsec. FRN	1.241	10/5/17	1,800,000	1,799,994

Total U.S. government agency obligations (cost $9,586,231)				$9,586,231

U.S. TREASURY OBLIGATIONS (6.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.747	11/9/17	$1,000,000	$999,205
U.S. Treasury FRN	1.325	1/31/18	1,150,000	1,150,551
U.S. Treasury FRN	1.243	4/30/18	1,150,000	1,150,117
U.S. Treasury FRN	1.227	7/31/18	1,000,000	999,908
U.S. Treasury FRN	1.223	10/31/18	1,000,000	999,973
U.S. Treasury FRN	1.193	1/31/19	1,000,000	1,000,134

Total U.S. treasury obligations (cost $6,299,888)				$6,299,888

TOTAL INVESTMENTS

Total investments (cost $102,757,119)				$102,757,119

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $102,721,813.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $638,019,232 is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Repurchase agreements	$—	$86,871,000	$—
U.S. government agency obligations	—	9,586,231	—
U.S. treasury obligations	—	6,299,888	—

Totals by level	$—	$102,757,119	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017